Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorizzed (in shares)	50,000,000	50,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	5,972,638	5,517,174
Common stock, outstanding (in shares)	5,972,638	5,517,174